Long Term Debt - Credit Facility - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Maturity date of credit facility	2016-08
Credit facility termination date	Mar. 19, 2014
Repayment of borrowings	Quarterly repayments of the credit facility in an amount equal to cash in excess of $20,000 determined as at the previous month end, subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis.
Permitted Retained cash on sweep date	$ 20,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Credit Facility Margin		3.75%
Minimum [Member]
Debt Instrument [Line Items]
Credit facility repayment, rolling 12 months	$ 40,000,000
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Credit Facility Margin		2.50%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Credit Facility Margin		3.75%